Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Global Income Builder VIP

		Shares	Value ($)
Common Stocks 55.3%
Communication Services 5.7%
Diversified Telecommunication Services 2.4%
AT&T, Inc.		18,218	519,395
BCE, Inc.		5,804	240,695
Deutsche Telekom AG (Registered)		10,640	177,827
HKT Trust & HKT Ltd. "SS", (Units)		96,626	128,427
Koninklijke KPN NV		51,451	121,028
Nippon Telegraph & Telephone Corp.		6,489	132,267
Orange SA		12,932	134,577
Singapore Telecommunications Ltd.		58,572	90,830
Swisscom AG (Registered)		290	153,550
Telefonica Brasil SA (ADR) (Preferred)		14,231	109,152
Telenor ASA		11,287	189,158
Telia Co. AB		62,423	256,300
TELUS Corp.		10,602	186,553
Verizon Communications, Inc.		6,271	373,062
			2,812,821
Entertainment 0.6%
Activision Blizzard, Inc.		1,150	93,092
iQIYI, Inc. (ADR)* (a)		4,480	101,158
NetEase, Inc. (ADR)		613	278,713
Netflix, Inc.*		427	213,513
			686,476
Interactive Media & Services 0.8%
Alphabet, Inc. "A"*		69	101,126
Alphabet, Inc. "C"*		79	116,098
Facebook, Inc. "A"*		1,433	375,303
Tencent Holdings Ltd. (ADR)		4,761	322,082
			914,609
Media 0.5%
Charter Communications, Inc. "A"*		308	192,297
Comcast Corp. "A"		5,405	250,035
Interpublic Group of Companies, Inc.		6,472	107,888
Omnicom Group, Inc.		2,052	101,574
			651,794
Wireless Telecommunication Services 1.4%
China Mobile Ltd. (ADR)		11,730	377,237
KDDI Corp.		6,420	161,870
NTT DoCoMo, Inc.		15,711	579,328
SoftBank Corp. (a)		24,603	275,019
Vodafone Group PLC		225,384	299,470
			1,692,924
Consumer Discretionary 5.5%
Auto Components 0.2%
Bridgestone Corp.		3,365	106,184
Denso Corp.		3,063	134,088
			240,272
Automobiles 1.1%
Bayerische Motoren Werke AG		2,042	147,869
Honda Motor Co., Ltd.		3,965	93,478
NIO, Inc. (ADR)*		7,689	163,161
Porsche Automobil Holding SE (Preference)		2,172	129,274
Subaru Corp.		5,150	99,619
Tesla, Inc.*		821	352,217
Toyota Motor Corp.		3,279	216,241
Volkswagen AG*		597	104,247
			1,306,106
Diversified Consumer Services 0.2%
GSX Techedu, Inc. (ADR)* (a)		996	89,750
TAL Education Group (ADR)*		2,103	159,912
			249,662
Hotels, Restaurants & Leisure 0.6%
Crown Resorts Ltd.		19,436	123,242
Evolution Gaming Group AB 144A		1,336	88,661
Genting Singapore Ltd.		184,831	91,122
McDonald's Corp.		606	133,011
Restaurant Brands International, Inc.		1,734	99,595
Sands China Ltd.		31,070	120,987
Yum! Brands, Inc.		1,064	97,143
			753,761
Household Durables 0.4%
Garmin Ltd.		1,460	138,496
Newell Brands, Inc.		13,235	227,112
Sekisui House Ltd.		6,506	114,778
			480,386
Internet & Direct Marketing Retail 2.1%
Alibaba Group Holding Ltd. (ADR)*		1,040	305,739
Amazon.com, Inc.*		534	1,681,422
JD.com, Inc. (ADR)*		4,171	323,711
Pinduoduo, Inc. (ADR)*		1,047	77,635
Wayfair, Inc. "A"* (a)		378	110,002
			2,498,509
Multiline Retail 0.3%
Target Corp.		1,357	213,619
Wesfarmers Ltd.		5,500	175,839
			389,458
Specialty Retail 0.6%
Home Depot, Inc.		1,227	340,750
Lowe's Companies, Inc.		1,344	222,916
TJX Companies, Inc.		2,508	139,570
			703,236
Consumer Staples 3.2%
Beverages 0.6%
Coca-Cola Co.		6,563	324,015
PepsiCo, Inc.		2,334	323,493
			647,508
Food & Staples Retailing 0.5%
Coles Group Ltd.		7,424	90,755
Colruyt SA		1,668	108,215
Walgreens Boots Alliance, Inc.		4,323	155,282
Walmart, Inc.		755	105,632
Wm Morrison Supermarkets PLC		60,066	131,567
			591,451
Food Products 1.0%
Bunge Ltd.		2,214	101,180
General Mills, Inc.		2,696	166,289
Hormel Foods Corp.		1,923	94,015
J M Smucker Co.		1,194	137,931
Kellogg Co.		2,197	141,904
Kraft Heinz Co.		4,958	148,492
Nestle SA (Registered)		3,316	393,730
			1,183,541
Household Products 0.5%
Colgate-Palmolive Co.		1,270	97,981
Kimberly-Clark Corp.		1,068	157,701
Procter & Gamble Co.		2,760	383,612
			639,294
Personal Products 0.3%
Pola Orbis Holdings, Inc.		7,244	136,746
Unilever PLC		2,696	165,957
			302,703
Tobacco 0.3%
Philip Morris International, Inc.		5,298	397,297
Energy 1.0%
Energy Equipment & Services 0.1%
Baker Hughes Co.		6,231	82,810
Siemens Energy AG*		678	18,283
			101,093
Oil, Gas & Consumable Fuels 0.9%
BP PLC		38,878	113,031
Canadian Natural Resources Ltd.		7,077	113,419
Chevron Corp.		3,923	282,456
Marathon Petroleum Corp.		9,236	270,984
OMV AG*		5,378	147,456
Phillips 66		1,596	82,737
TC Energy Corp.		3,481	146,136
			1,156,219
Financials 6.5%
Banks 3.5%
Bank of America Corp.		5,118	123,293
Bank of Montreal		1,785	104,348
Bank of Nova Scotia		2,951	122,601
BOC Hong Kong Holdings Ltd.		75,189	199,904
Canadian Imperial Bank of Commerce		1,741	130,135
Citizens Financial Group, Inc.		4,395	111,105
Commonwealth Bank of Australia		4,473	204,631
DBS Group Holdings Ltd.		16,636	244,320
DNB ASA*		9,427	130,058
Erste Group Bank AG*		10,424	217,860
Fifth Third Bancorp.		4,961	105,768
Hang Seng Bank Ltd.		11,107	164,334
Huntington Bancshares, Inc.		10,506	96,340
JPMorgan Chase & Co.		1,969	189,556
Mitsubishi UFJ Financial Group, Inc.		34,403	136,066
Mizuho Financial Group, Inc.		15,888	198,402
Nordea Bank Abp*		22,494	171,532
Oversea-Chinese Banking Corp., Ltd.		27,581	171,262
PNC Financial Services Group, Inc.		910	100,018
Regions Financial Corp.		11,437	131,868
Royal Bank of Canada		3,580	251,357
Sumitomo Mitsui Financial Group, Inc.		5,400	149,989
Toronto-Dominion Bank		4,684	216,866
Truist Financial Corp.		2,761	105,056
U.S. Bancorp.		4,138	148,347
United Overseas Bank Ltd.		10,928	152,925
Westpac Banking Corp.		10,227	124,053
			4,201,994
Capital Markets 0.8%
3i Group PLC		8,193	105,392
Apollo Global Management, Inc.		1,957	87,576
BlackRock, Inc.		236	132,998
Blackstone Group, Inc. "A"		1,957	102,156
CME Group, Inc.		690	115,444
Hong Kong Exchanges & Clearing Ltd.		2,026	95,522
Magellan Financial Group Ltd.		3,840	158,271
Partners Group Holding AG		100	92,061
			889,420
Insurance 2.2%
Admiral Group PLC		3,398	114,488
Allianz SE (Registered)		966	185,291
Assicurazioni Generali SpA		9,742	137,135
Baloise Holding AG (Registered)		749	110,102
Chubb Ltd.		774	89,877
Everest Re Group Ltd.		611	120,697
Fidelity National Financial, Inc.		3,007	94,149
Manulife Financial Corp.		23,535	327,339
Medibank Private Ltd.		48,254	87,115
MetLife, Inc.		3,034	112,774
MS&AD Insurance Group Holdings, Inc.		3,845	103,131
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		500	126,556
Poste Italiane SpA 144A		13,006	115,418
Prudential Financial, Inc.		2,241	142,348
QBE Insurance Group Ltd.		18,423	113,768
Sampo Oyj "A"		7,736	305,918
Sompo Holdings, Inc.		2,918	100,545
Zurich Insurance Group AG		824	286,842
			2,673,493
Health Care 6.7%
Biotechnology 1.5%
AbbVie, Inc.		5,509	482,534
Amgen, Inc.		1,428	362,941
BeiGene Ltd. (ADR)*		548	156,969
Gilead Sciences, Inc.		5,179	327,261
Regeneron Pharmaceuticals, Inc.*		376	210,477
Vertex Pharmaceuticals, Inc.*		360	97,963
Zai Lab Ltd. (ADR)*		1,219	101,384
			1,739,529
Health Care Equipment & Supplies 0.6%
Abbott Laboratories		2,659	289,379
Coloplast AS "B"		604	95,327
DexCom, Inc.*		223	91,927
Medtronic PLC		2,419	251,383
			728,016
Health Care Providers & Services 0.4%
Cardinal Health, Inc.		2,960	138,972
CVS Health Corp.		1,528	89,235
UnitedHealth Group, Inc.		804	250,663
			478,870
Health Care Technology 0.2%
Teladoc Health, Inc.* (a)		704	154,345
Veeva Systems, Inc. "A"*		360	101,228
			255,573
Pharmaceuticals 4.0%
Astellas Pharma, Inc.		8,515	126,873
AstraZeneca PLC		2,334	254,836
Bayer AG (Registered)		3,179	195,767
Bristol-Myers Squibb Co.		4,798	289,271
Chugai Pharmaceutical Co., Ltd.		5,891	264,259
Eli Lilly & Co.		1,700	251,634
GlaxoSmithKline PLC		13,523	252,994
Hikma Pharmaceuticals PLC		8,050	268,869
Johnson & Johnson		2,880	428,774
Merck & Co., Inc.		5,227	433,580
Novartis AG (Registered)		4,208	364,796
Novo Nordisk AS ''B"		2,924	202,078
Orion Oyj "B"		3,029	136,867
Pfizer, Inc.		11,103	407,480
Roche Holding AG (Genusschein)		1,309	448,392
Sanofi		2,464	246,349
Takeda Pharmaceutical Co., Ltd.		5,339	190,510
			4,763,329
Industrials 4.3%
Aerospace & Defense 0.5%
BAE Systems PLC		20,028	124,219
General Dynamics Corp.		801	110,882
Lockheed Martin Corp.		405	155,228
Raytheon Technologies Corp.		2,692	154,898
Singapore Technologies Engineering Ltd.		42,006	107,069
			652,296
Air Freight & Logistics 0.3%
Deutsche Post AG (Registered)		2,346	106,681
United Parcel Service, Inc. "B"		1,337	222,784
			329,465
Building Products 0.1%
Johnson Controls International PLC		3,410	139,298
Commercial Services & Supplies 0.1%
Quad Graphics, Inc.		2	6
Waste Management, Inc.		1,165	131,843
			131,849
Construction & Engineering 0.1%
Kajima Corp.		11,278	135,798
Electrical Equipment 0.5%
ABB Ltd. (Registered)		6,420	163,109
Eaton Corp. PLC		1,737	177,226
Emerson Electric Co.		1,748	114,617
Prysmian SpA		4,743	137,950
			592,902
Industrial Conglomerates 0.6%
3M Co.		877	140,478
CK Hutchison Holdings Ltd.		21,281	128,903
Honeywell International, Inc.		910	149,795
Jardine Matheson Holdings Ltd.		2,558	101,581
Siemens AG (Registered)		1,357	171,441
			692,198
Machinery 0.6%
Cummins, Inc.		586	123,740
Komatsu Ltd.		5,133	112,883
Kone Oyj "B"		1,259	110,557
PACCAR, Inc.		1,644	140,200
Wartsila Oyj Abp		19,554	154,002
Yangzijiang Shipbuilding Holdings Ltd.		167,132	121,616
			762,998
Professional Services 0.2%
Adecco Group AG (Registered)		2,515	132,337
Thomson Reuters Corp.		1,390	110,924
			243,261
Road & Rail 0.4%
MTR Corp., Ltd.		19,484	96,549
Uber Technologies, Inc.*		3,742	136,508
Union Pacific Corp.		952	187,420
			420,477
Trading Companies & Distributors 0.8%
Fastenal Co.		2,043	92,119
ITOCHU Corp.		8,171	208,926
Marubeni Corp.		21,544	122,133
Mitsubishi Corp.		12,398	296,235
Mitsui & Co., Ltd.		8,463	145,262
Sumitomo Corp.		9,201	110,301
			974,976
Transportation Infrastructure 0.1%
Transurban Group (Units)		9,838	99,893
Information Technology 14.9%
Communications Equipment 0.7%
Arista Networks, Inc.*		412	85,255
Cisco Systems, Inc.		8,735	344,072
Juniper Networks, Inc.		6,155	132,333
Motorola Solutions, Inc.		875	137,209
Telefonaktiebolaget LM Ericsson "B"		14,830	162,337
			861,206
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. "A"		910	98,526
CDW Corp.		824	98,493
Cognex Corp.		1,528	99,473
Corning, Inc.		4,865	157,675
IPG Photonics Corp.*		532	90,424
Keyence Corp.		257	119,766
Keysight Technologies, Inc.*		961	94,927
Kyocera Corp.		1,871	106,904
Murata Manufacturing Co., Ltd.		2,455	158,484
TE Connectivity Ltd.		1,517	148,271
Venture Corp., Ltd.		12,926	182,772
			1,355,715
IT Services 3.1%
Accenture PLC "A"		1,226	277,064
Afterpay Ltd.*		2,061	119,144
Automatic Data Processing, Inc.		1,155	161,111
Broadridge Financial Solutions, Inc.		706	93,192
Fujitsu Ltd.		1,528	209,101
GDS Holdings Ltd. (ADR)*		1,202	98,360
Infosys Ltd. (ADR)		7,536	104,072
International Business Machines Corp.		3,274	398,347
Leidos Holdings, Inc.		991	88,348
MasterCard, Inc. "A"		573	193,771
NEC Corp.		3,395	198,612
Okta, Inc.*		601	128,524
Paychex, Inc.		2,628	209,635
PayPal Holdings, Inc.*		1,382	272,295
Shopify, Inc. "A"*		459	469,390
Square, Inc. "A"*		2,316	376,466
Twilio, Inc. "A"* (a)		412	101,801
Visa, Inc. "A" (a)		505	100,985
Western Union Co.		4,014	86,020
			3,686,238
Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc.*		2,163	177,344
Analog Devices, Inc.		1,158	135,185
Applied Materials, Inc.		1,528	90,840
Broadcom, Inc.		1,467	534,457
Intel Corp.		4,527	234,408
KLA Corp.		890	172,429
Lam Research Corp.		462	153,269
Marvell Technology Group Ltd.		2,609	103,577
Maxim Integrated Products, Inc.		1,404	94,924
NVIDIA Corp.		412	222,983
QUALCOMM., Inc.		3,006	353,746
Skyworks Solutions, Inc.		721	104,906
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		6,635	537,900
Texas Instruments, Inc.		2,255	321,991
Tokyo Electron Ltd.		395	103,049
			3,341,008
Software 3.7%
Adobe, Inc.*		695	340,849
Autodesk, Inc.*		429	99,103
DocuSign, Inc.*		755	162,506
Intuit, Inc.		537	175,175
Microsoft Corp.		9,214	1,937,981
Oracle Corp.		4,589	273,963
Paycom Software, Inc.*		429	133,548
salesforce.com, Inc.*		940	236,241
SAP SE		1,032	160,380
ServiceNow, Inc.*		564	273,540
Splunk, Inc.*		532	100,085
Trade Desk, Inc. "A"*		223	115,688
Workday, Inc. "A"*		532	114,449
Zoom Video Communications, Inc. "A"*		599	281,596
			4,405,104
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.		22,188	2,569,592
Brother Industries Ltd.		6,197	98,368
Canon, Inc.		12,590	208,725
Hewlett Packard Enterprise Co.		11,495	107,708
HP, Inc.		7,732	146,831
Logitech International SA (Registered)		1,559	120,236
NetApp, Inc.		3,746	164,225
Samsung Electronics Co., Ltd. (GDR) (Registered)		190	240,730
Seagate Technology PLC		5,761	283,844
Seiko Epson Corp.		10,781	123,902
			4,064,161
Materials 2.4%
Chemicals 1.1%
Air Products & Chemicals, Inc.		597	177,822
BASF SE		3,920	238,286
Dow, Inc.		5,985	281,594
Linde PLC		411	97,872
LyondellBasell Industries NV "A"		1,562	110,105
Mitsubishi Chemical Holdings Corp.		19,415	111,811
Nutrien Ltd.		5,133	201,265
Sociedad Quimica y Minera de Chile SA (ADR) (a)		3,210	104,068
			1,322,823
Construction Materials 0.1%
LafargeHolcim Ltd. (Registered)		2,944	133,915
Containers & Packaging 0.4%
Amcor PLC		15,079	166,623
International Paper Co.		3,575	144,930
Westrock Co.		4,013	139,412
			450,965
Metals & Mining 0.7%
Anglo American PLC		3,909	94,209
BHP Group Ltd.		10,746	274,661
BHP Group PLC		4,401	93,774
Polyus PJSC (GDR)		995	104,873
Rio Tinto PLC		4,011	240,851
			808,368
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		3,588	109,158
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITs) 1.3%
Ascendas Real Estate Investment Trust		38,843	92,895
CapitaLand Commercial Trust		88,304	106,632
CapitaLand Mall Trust		88,527	125,968
Crown Castle International Corp.		883	147,019
Medical Properties Trust, Inc.		7,056	124,397
National Retail Properties, Inc.		2,826	97,525
Prologis, Inc.		929	93,476
Public Storage		495	110,246
Realty Income Corp.		1,642	99,752
Suntec Real Estate Investment Trust		102,295	109,738
VICI Properties, Inc.		10,492	245,198
WP Carey, Inc.		1,819	118,526
			1,471,372
Real Estate Management & Development 0.2%
Henderson Land Development Co., Ltd.		38,756	143,769
Sun Hung Kai Properties Ltd.		10,235	131,425
			275,194
Utilities 3.6%
Electric Utilities 2.5%
American Electric Power Co., Inc.		1,587	129,706
CK Infrastructure Holdings Ltd.		22,059	103,636
CLP Holdings Ltd.		10,214	95,217
Duke Energy Corp.		2,108	186,684
EDP - Energias de Portugal SA		35,613	175,037
Endesa SA		8,041	214,813
Enel SpA		20,801	180,518
Entergy Corp.		1,301	128,188
Evergy, Inc.		2,227	113,176
Exelon Corp.		3,174	113,502
Fortum Oyj		22,354	452,541
NextEra Energy, Inc.		751	208,448
OGE Energy Corp.		3,065	91,919
Power Assets Holdings Ltd.		30,642	161,424
PPL Corp.		7,326	199,340
Red Electrica Corp. SA		8,532	159,788
Southern Co.		3,513	190,475
SSE PLC		8,207	127,604
			3,032,016
Gas Utilities 0.2%
Naturgy Energy Group SA		6,529	130,959
Snam SpA		28,030	144,210
			275,169
Multi-Utilities 0.9%
Consolidated Edison, Inc.		1,633	127,047
Dominion Energy, Inc		2,838	224,003
DTE Energy Co.		1,161	133,562
National Grid PLC		13,452	154,419
Public Service Enterprise Group, Inc.		2,398	131,674
Sempra Energy		971	114,928
WEC Energy Group, Inc.		1,321	128,005
			1,013,638
Total Common Stocks (Cost $54,511,430)			65,910,805
Preferred Stocks 4.4%
Financials 2.8%
AGNC Investment Corp. Series C, 7.0%		14,427	343,795
Capital One Financial Corp. Series G, 5.2%*		10,000	255,800
Citigroup, Inc. Series S, 6.3%		15,000	384,300
Fifth Third Bancorp. Series I, 6.625%		10,000	266,900
JPMorgan Chase & Co. Series AA, 6.1%		15,000	379,950
KeyCorp. Series E, 6.125%		10,000	291,600
Morgan Stanley Series K, 5.85%		10,000	273,600
The Goldman Sachs Group, Inc. Series J, 5.5%		17,000	450,670
Truist Financial Corp. Series H, 5.625%		10,000	260,100
Wells Fargo & Co. Series Y, 5.625%		15,000	394,350
			3,301,065
Real Estate 0.9%
Kimco Realty Corp. Series L, 5.125%		15,000	392,100
Prologis, Inc. Series Q, 8.54%		164	13,154
Simon Property Group, Inc. Series J, 8.375%		8,000	540,000
VEREIT, Inc. Series F, 6.7%		6,603	167,254
			1,112,508
Utilities 0.7%
Dominion Energy, Inc. Series A, 5.25%		30,000	769,200
Total Preferred Stocks (Cost $5,335,094)			5,182,773
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)		170	5,959
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 13.3%
Communication Services 2.7%
AT&T, Inc.:
1.65%, 2/1/2028		50,000	50,095
2.25%, 2/1/2032		95,000	95,019
2.75%, 6/1/2031		135,000	142,433
3.65%, 6/1/2051		100,000	100,865
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		100,000	105,875
144A, 5.875%, 5/1/2027		250,000	262,475
Charter Communications Operating LLC:
3.7%, 4/1/2051		35,000	34,590
5.05%, 3/30/2029		100,000	119,858
Comcast Corp., 2.8%, 1/15/2051		50,000	50,595
CSC Holdings LLC:
144A, 3.375%, 2/15/2031		200,000	193,650
144A, 4.125%, 12/1/2030		200,000	203,850
Netflix, Inc.:
4.375%, 11/15/2026		100,000	108,875
5.5%, 2/15/2022		175,000	183,312
5.875%, 11/15/2028		140,000	167,049
NortonLifeLock, Inc., 3.95%, 6/15/2022		275,000	280,156
T-Mobile U.S.A., Inc.:
144A, 2.05%, 2/15/2028		30,000	30,715
144A, 3.3%, 2/15/2051 (d)		50,000	49,535
144A, 3.875%, 4/15/2030		80,000	90,770
144A, 4.375%, 4/15/2040		60,000	70,330
144A, 4.5%, 4/15/2050		80,000	95,974
VeriSign, Inc.:
4.625%, 5/1/2023		300,000	301,530
5.25%, 4/1/2025		300,000	331,500
ViacomCBS, Inc., 4.2%, 5/19/2032		55,000	62,940
Walt Disney Co., 3.6%, 1/13/2051		50,000	56,345
			3,188,336
Consumer Discretionary 1.4%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028		225,000	229,455
Cummins, Inc., 2.6%, 9/1/2050		40,000	39,238
Dollar General Corp., 4.125%, 4/3/2050		20,000	23,719
Ford Motor Credit Co. LLC, 3.37%, 11/17/2023		350,000	344,750
General Motors Co., 5.4%, 10/2/2023		35,000	38,583
General Motors Financial Co., Inc., 5.2%, 3/20/2023		45,000	48,818
Home Depot, Inc., 3.35%, 4/15/2050		50,000	57,880
Hyundai Capital America, 144A, 1.25%, 9/18/2023		145,000	144,677
Lowe's Companies, Inc.:
5.0%, 4/15/2040		35,000	45,879
5.125%, 4/15/2050		25,000	34,503
McDonald's Corp., 4.2%, 4/1/2050		50,000	60,855
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027		395,000	395,689
QVC, Inc., 4.75%, 2/15/2027		185,000	190,032
			1,654,078
Consumer Staples 0.4%
Albertsons Companies, Inc., 144A, 3.25%, 3/15/2026		100,000	99,232
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		121,000	162,671
BAT Capital Corp., 2.726%, 3/25/2031		60,000	59,787
Constellation Brands, Inc., 2.875%, 5/1/2030		45,000	48,588
Keurig Dr Pepper, Inc., 3.8%, 5/1/2050		15,000	17,258
Smithfield Foods, Inc., 144A, 3.0%, 10/15/2030		40,000	40,086
			427,622
Energy 1.0%
BP Capital Markets America, Inc., 1.749%, 8/10/2030		45,000	44,654
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		200,000	227,967
Devon Energy Corp., 5.0%, 6/15/2045		110,000	104,410
Energy Transfer Operating LP, 5.5%, 6/1/2027		100,000	110,109
Enterprise Products Operating LLC, 4.2%, 1/31/2050		172,000	182,862
Hess Corp., 5.8%, 4/1/2047		70,000	76,737
Marathon Petroleum Corp.:
4.5%, 5/1/2023		125,000	134,901
4.7%, 5/1/2025		110,000	124,308
MPLX LP, 2.65%, 8/15/2030		35,000	34,162
Plains All American Pipeline LP, 3.8%, 9/15/2030		50,000	48,484
Total Capital International SA, 3.127%, 5/29/2050		60,000	62,272
			1,150,866
Financials 2.6%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024		300,000	297,049
4.625%, 10/15/2027		300,000	290,566
Air Lease Corp., 3.0%, 2/1/2030		125,000	116,405
Banco de Credito del Peru, 144A, 3.125%, 7/1/2030		100,000	100,313
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030		200,000	197,900
Bank of America Corp.:
2.676%, 6/19/2041		60,000	61,265
4.3%, Perpetual (e)		102,000	98,940
Barclays PLC, 2.852%, 5/7/2026		200,000	208,018
BPCE SA, 144A, 4.875%, 4/1/2026		500,000	569,423
Citigroup, Inc., 2.572%, 6/3/2031		130,000	136,249
Empower Finance LP:
144A, 1.776%, 3/17/2031		24,000	24,004
144A, 3.075%, 9/17/2051		36,000	37,383
Intercontinental Exchange, Inc., 3.0%, 6/15/2050		33,000	34,406
JPMorgan Chase & Co., 2.956%, 5/13/2031		55,000	59,010
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		175,000	175,708
REC Ltd., 144A, 4.75%, 5/19/2023		200,000	210,475
The Goldman Sachs Group, Inc., 4.4%, Perpetual (a) (e)		31,000	29,295
Truist Financial Corp., 4.8%, Perpetual (e)		300,000	301,125
Westpac Banking Corp., 5.0%, Perpetual (e)		200,000	203,742
			3,151,276
Health Care 1.1%
AbbVie, Inc., 4.875%, 11/14/2048		75,000	95,239
Anthem, Inc., 2.25%, 5/15/2030		85,000	87,530
Biogen, Inc., 3.15%, 5/1/2050		50,000	49,341
Cigna Corp.:
2.4%, 3/15/2030		30,000	31,114
3.2%, 3/15/2040		15,000	15,901
CVS Health Corp., 5.05%, 3/25/2048		175,000	223,371
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031		150,000	148,307
Gilead Sciences, Inc.:
1.65%, 10/1/2030		40,000	39,930
2.8%, 10/1/2050		50,000	49,412
HCA, Inc., 5.25%, 6/15/2026		300,000	350,007
Hologic, Inc., 144A, 3.25%, 2/15/2029		60,000	60,375
Stryker Corp., 2.9%, 6/15/2050		60,000	61,849
Universal Health Services, Inc., 144A, 2.65%, 10/15/2030		65,000	64,692
			1,277,068
Industrials 1.2%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027		200,000	200,773
Boeing Co.:
2.7%, 5/1/2022		135,000	137,666
4.508%, 5/1/2023		140,000	147,608
4.875%, 5/1/2025		98,000	106,636
5.04%, 5/1/2027		60,000	66,055
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025		30,000	30,806
Gartner, Inc., 144A, 3.75%, 10/1/2030		60,000	60,693
General Electric Co.:
3.45%, 5/1/2027		50,000	52,939
3.625%, 5/1/2030		40,000	41,425
GFL Environmental, Inc., 144A, 3.75%, 8/1/2025		100,000	100,552
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028		110,000	113,773
Otis Worldwide Corp., 3.112%, 2/15/2040		80,000	85,645
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024		255,000	267,112
144A, 6.25%, 1/15/2028		70,000	70,875
			1,482,558
Information Technology 0.4%
Booz Allen Hamilton, Inc., 144A, 3.875%, 9/1/2028		40,000	41,062
Broadcom, Inc., 5.0%, 4/15/2030		70,000	82,572
KLA Corp., 3.3%, 3/1/2050		31,000	32,752
Microchip Technology, Inc., 144A, 2.67%, 9/1/2023		55,000	56,927
NVIDIA Corp.:
3.5%, 4/1/2040		14,000	16,407
3.5%, 4/1/2050		22,000	25,746
NXP BV, 144A, 2.7%, 5/1/2025		15,000	15,890
Open Text Corp., 144A, 3.875%, 2/15/2028		175,000	177,023
Oracle Corp., 3.6%, 4/1/2050		25,000	28,179
Qorvo, Inc., 144A, 3.375%, 4/1/2031		50,000	50,813
			527,371
Materials 0.6%
Glencore Funding LLC, 144A, 1.625%, 9/1/2025		275,000	272,693
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		256,000	275,895
Nutrition & Biosciences, Inc., 144A, 3.468%, 12/1/2050		57,000	57,551
Reynolds Group Issuer, Inc, 144A, 4.0%, 10/15/2027 (d)		40,000	40,300
WRKCo., Inc., 3.0%, 6/15/2033		30,000	32,634
			679,073
Real Estate 0.5%
American Tower Corp., (REIT), 3.8%, 8/15/2029		165,000	188,887
Equinix, Inc., (REIT), 2.15%, 7/15/2030		34,000	34,421
Iron Mountain, Inc.:
144A, (REIT), 5.0%, 7/15/2028		55,000	56,374
144A, (REIT), 5.25%, 7/15/2030		105,000	109,462
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022		60,000	60,457
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027		50,000	53,730
(REIT), 4.75%, 1/15/2028		60,000	65,807
Welltower, Inc., (REIT), 2.75%, 1/15/2031		40,000	41,219
			610,357
Utilities 1.4%
Calpine Corp., 144A, 4.5%, 2/15/2028		225,000	230,432
Edison International, 5.75%, 6/15/2027		300,000	331,234
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030		200,000	199,942
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		190,000	196,175
144A, 4.25%, 7/15/2024		275,000	286,742
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		20,000	19,029
3.3%, 8/1/2040		70,000	64,282
3.5%, 8/1/2050		25,000	22,541
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	260,000	326,176
			1,676,553
Total Corporate Bonds (Cost $15,204,568)			15,825,158
Asset-Backed 7.0%
Automobile Receivables 3.2%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		720,000	751,150
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2019-1A, 144A, 4.53%, 3/20/2023		100,000	101,600
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		500,000	502,778
Flagship Credit Auto Trust, "C", Series 2019-4, 144A, 2.77%, 12/15/2025		1,100,000	1,140,733
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		260,000	266,646
Hertz Vehicle Financing II LP, "B", Series 2017-2A, 144A, 4.2%, 10/25/2023		500,000	501,678
Hyundai Auto Receivables Trust, "C", Series 2019-B, 2.4%, 6/15/2026		500,000	520,692
			3,785,277
Credit Card Receivables 0.7%
Fair Square Issuance Trust, "A", Series 2020-AA, 144A, 2.9%, 9/20/2024		800,000	800,114
Miscellaneous 3.1%
Ares XXXIV CLO Ltd., "AR2", Series 2015-2A, 144A, 3-month USD-LIBOR + 1.250%, 1.523% **, 4/17/2033		640,000	634,109
CF Hippolyta LLC, "B1", Series 2020-1, 144A, 2.28%, 7/15/2060		427,778	435,250
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049		217,800	224,484
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		330,650	356,639
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		371,614	382,084
RR 8 Ltd., "A1B", Series 2020-8A, 144A, 3-month USD-LIBOR + 1.450%, 1.725% **, 4/15/2033		490,000	490,225
Sierra Timeshare Receivables Funding LLC, “A”, Series 2020-2A, 144A, 1.33%, 7/20/2037		560,954	561,212
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048		491,250	501,620
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		155,600	160,828
			3,746,451
Total Asset-Backed (Cost $8,205,114)			8,331,842
Mortgage-Backed Securities Pass-Throughs 4.0%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		2,090	2,466

Federal National Mortgage Association:
2.0%, 10/1/2050 (d)		1,400,000	1,454,866
2.5%, 10/1/2050 (d)		3,200,000	3,356,384
4.5%, 9/1/2035		4,760	5,319
6.0%, 1/1/2024		4,216	4,443
Total Mortgage-Backed Securities Pass-Throughs (Cost $4,828,031)			4,823,478
Commercial Mortgage-Backed Securities 4.9%
Benchmark Mortgage Trust, "A4" Series 2019-B13, 2.952%, 8/15/2057		1,400,000	1,559,459
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 1.452% **, 11/15/2035		175,000	173,682
CFK Trust, "A", Series 2020-MF2, 144A, 2.387%, 3/15/2039		750,000	760,733
Citigroup Commercial Mortgage Trust:
"A", Series 2020-555, 144A, 2.647%, 12/10/2041		700,000	745,675
"D", Series 2019-PRM, 144A, 4.35%, 5/10/2036		500,000	519,124
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.659% **, 12/25/2024		4,817,278	95,997
"X1P", Series KL05, Interest Only, 1.024%, 6/25/2029		4,800,000	330,773
"X1", Series K110, Interest Only, 1.815% **, 4/25/2030		3,498,863	473,552
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		394,448	247,763
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 1.452% **, 12/15/2033		250,000	244,583
Multifamily Connecticut Avenue Securities Trust, "M7", Series 2019-01, 144A, 1-month USD-LIBOR + 1.700%, 1.848% **, 10/15/2049		378,070	361,098
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 1.552% **, 12/15/2035		350,000	348,293
Total Commercial Mortgage-Backed Securities (Cost $5,869,685)			5,860,732
Collateralized Mortgage Obligations 5.6%
Connecticut Avenue Securities Trust:
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 2.298% **, 9/25/2031		98,438	98,048
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 2.448% **, 8/25/2031		138,802	138,020
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 2.148% **, 3/25/2031		106,581	104,692
"1M2", Series 2018-C01, 1-month USD-LIBOR + 2.250%, 2.398% **, 7/25/2030		126,452	124,788
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 2.498% **, 1/25/2031		396,652	389,059
Federal Home Loan Mortgage Corp.:
"GV", Series 4827, 4.0%, 7/15/2031		643,733	681,563
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		17,768	65
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		766,637	126,862
"H", Series 2278, 6.5%, 1/15/2031		100	111
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		311,670	37,710
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		80,434	16,680
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.850%, 1.998% **, 2/25/2050		1,000,000	973,537
"M2", Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.050%, 2.198% **, 7/25/2049		260,254	254,777
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 2.598% **, 3/25/2049		367,855	361,642
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 2.798% **, 1/25/2049		53,202	52,677
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		117,914	5,870
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		119,023	18,433
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		113,067	17,133
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		78,953	12,788
JPMorgan Mortgage Trust:
"A11", Series 2020-2, 144A, 1-month USD-LIBOR + 0.800%, 0.975% **, 7/25/2050		395,997	395,447
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 1.075% **, 5/25/2050		229,376	228,500
"AM", Series 2016-3, 144A, 3.367% **, 10/25/2046		475,669	484,699
"A3", Series 2019-INV3, 144A, 3.5%, 5/25/2050		926,606	953,545
"A3", Series 2020-INV1, 144A, 3.5%, 8/25/2050		419,678	432,183
New Residential Mortgage Loan Trust:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049		345,983	352,383
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		121,071	122,493
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 2.248% **, 9/25/2048		324,324	316,479
Total Collateralized Mortgage Obligations (Cost $6,554,564)			6,700,184
Government & Agency Obligations 0.7%
Sovereign Bonds 0.7%
Abu Dhabi Government International Bond, 144A, 3.125%, 4/16/2030		207,000	231,401
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030		200,000	205,972
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	270,000	323,291
Republica Orient Uruguay, 4.375%, 1/23/2031		49,383	58,705
			819,369
U.S. Treasury Obligation 0.0%
U.S. Treasury Bond, 1.25%, 5/15/2050		45,000	42,778
Total Government & Agency Obligations (Cost $837,186)			862,147
Short-Term U.S. Treasury Obligations 1.8%
U.S. Treasury Bills:
0.101% ***, 8/12/2021 (f)		175,000	174,835
0.125% ***, 8/12/2021 (f)		250,000	249,765
0.142% ***, 6/17/2021 (g)		1,700,000	1,698,655
Total Short-Term U.S. Treasury Obligations (Cost $2,122,837)			2,123,255
		Shares	Value ($)
Exchange-Traded Funds 3.8%
SPDR Bloomberg Barclays Convertible Securities ETF (Cost $3,528,968)		66,160	4,557,762
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (h) (i) (Cost $977,893)		977,893	977,893
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.09% (h) (Cost $3,158,616)		3,158,616	3,158,616
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $111,164,269)		104.3	124,320,604
Other Assets and Liabilities, Net		(4.3)	(5,106,073)
Net Assets		100.0	119,214,531

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (h) (i)
1,105,478	—	127,585 (j)	—	—	11,241	—	977,893	977,893
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.09% (h)
1,544,128	51,847,354	50,232,866	—	—	15,045	—	3,158,616	3,158,616
2,649,606	51,847,354	50,360,451	—	—	26,286	—	4,136,509	4,136,509

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $950,361, which is 0.8% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) When-issued, delayed delivery or forward commitment securities included.
(e) Perpetual, callable security with no stated maturity date.
(f) At September 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g) At September 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
ASX: Australian Securities Exchange
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
PJSC: Public Joint Stock Company
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
3 Month Euro Euribor Interest Rate	EUR	9/13/2021	2	589,072	589,361	289
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	9/13/2021	2	546,663	547,093	430
3 Month Euroyen	JPY	9/13/2021	2	474,241	474,305	64
3 Month Sterling (Short Sterling) Interest Rate	GBP	9/15/2021	3	483,765	484,026	261
90 Day Eurodollar Time Deposit	USD	9/13/2021	2	499,079	499,050	(29)
ASX 90 Day Bank Accepted Bills	AUD	9/9/2021	3	2,147,962	2,148,273	311
Euro Stoxx 50 Index	EUR	12/18/2020	7	271,917	262,137	(9,780)
MSCI Mini Emerging Market Index	USD	12/18/2020	85	4,668,032	4,626,125	(41,907)
U.S. Treasury Long Bond	USD	12/21/2020	5	880,482	881,406	924
Ultra 10 Year U.S. Treasury Note	USD	12/21/2020	34	5,401,509	5,437,344	35,835
Ultra Long U.S. Treasury Bond	USD	12/21/2020	14	3,095,262	3,105,375	10,113
Total net unrealized depreciation						(3,489)

At September 30, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
5 Year U.S. Treasury Note	USD	12/31/2020	20	2,515,107	2,520,625	(5,518)
S&P 500 E-Mini Index	USD	12/18/2020	12	2,034,947	2,011,200	23,747
TOPIX Index	JPY	12/10/2020	21	3,211,892	3,236,667	(24,775)
Total net unrealized depreciation						(6,546)

At September 30, 2020, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Paid/ Frequency	Expiration Date	Notional Amount (k)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit CDX North America High Yield Index	5.0%/ Quarterly	6/20/2025	2,576,000	USD	(97,209)	(107,175)	9,966

(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At September 30, 2020, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)
Fixed - 2.00% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/21/2020 1/21/2030	1,800,000	USD	(218,514)	(41,559)	(176,955)

LIBOR: London Interbank Offered Rate; 3-month LIBOR rate as of September 30, 2020 is 0.237%.
As of September 30, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	570,000	USD	675,159	11/5/2020	6,394	BNP Paribas SA

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,058,973	$2,699,651	$—	$6,758,624
Consumer Discretionary	4,875,761	1,745,629	—	6,621,390
Consumer Staples	2,734,824	1,026,970	—	3,761,794
Energy	978,542	278,770	—	1,257,312
Financials	3,262,016	4,502,891	—	7,764,907
Health Care	4,917,400	3,047,917	—	7,965,317
Industrials	2,287,966	2,887,445	—	5,175,411
Information Technology	15,641,652	2,071,780	—	17,713,432
Materials	1,528,564	1,296,665	—	2,825,229
Real Estate	1,036,139	710,427	—	1,746,566
Utilities	2,220,657	2,100,166	—	4,320,823
Preferred Stocks (l)	5,182,773	—	—	5,182,773
Warrants	—	—	5,959	5,959
Fixed Income Investments (l)
Corporate Bonds	—	15,825,158	—	15,825,158
Asset-Backed	—	8,331,842	—	8,331,842
Mortgage-Backed Securities Pass-Throughs	—	4,823,478	—	4,823,478
Commercial Mortgage-Backed Securities	—	5,860,732	—	5,860,732
Collateralized Mortgage Obligations	—	6,700,184	—	6,700,184
Government & Agency Obligations	—	862,147	—	862,147
Short-Term U.S. Treasury Obligations	—	2,123,255	—	2,123,255
Exchange-Traded Funds	4,557,762	—	—	4,557,762
Short-Term Investments (l)	4,136,509	—	—	4,136,509
Derivatives (m)
Futures Contracts	71,974	—	—	71,974
Credit Default Swap Contracts	—	9,966	—	9,966
Forward Foreign Currency Contracts	—	6,394	—	6,394
Total	$57,491,512	$66,911,467	$5,959	$124,408,938
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(82,009)	$—	$—	$(82,009)
Interest Rate Swap Contracts	—	(176,955)	—	(176,955)
Total	$(82,009)	$(176,955)	$—	$(258,964)

(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Equity Contracts	$ (52,715)	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 6,394
Credit Contracts	$ —	$ 9,966	$ —
Interest Rate Contracts	$ 42,680	$ (176,955)	$ —